Schedule of Investments (unaudited)	iShares® MSCI Intl Momentum Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.3%
APA Group	160,304	$1,094,464
Aurizon Holdings Ltd.	158,095	359,452
BHP Group Ltd.	490,003	14,542,051
Brambles Ltd.	239,828	2,271,849
Commonwealth Bank of Australia	171,770	11,367,068
Computershare Ltd.	88,008	1,310,071
Endeavour Group Ltd./Australia	113,895	513,347
IGO Ltd.	139,961	1,288,884
Insurance Australia Group Ltd.	319,904	1,059,869
Lottery Corp. Ltd. (The)	228,430	765,922
Mineral Resources Ltd.	45,006	2,220,174
National Australia Bank Ltd.	393,688	7,578,947
Origin Energy Ltd.	137,177	760,580
Pilbara Minerals Ltd.	741,262	2,109,787
Qantas Airways Ltd.(a)	112,351	495,462
QBE Insurance Group Ltd.	160,717	1,643,459
Telstra Corp. Ltd.	368,347	1,068,653
Treasury Wine Estates Ltd.	110,673	1,025,175
Vicinity Ltd.	487,999	682,208
WiseTech Global Ltd.	23,236	1,064,341
Woodside Energy Group Ltd.	408,775	9,275,237
		62,497,000
Austria — 0.1%
OMV AG	12,400	586,802

Belgium — 0.6%
Argenx SE(a)	13,498	5,206,828
D’ieteren Group	3,524	663,530
Elia Group SA/NV	3,794	520,233
		6,390,591
Canada — 10.4%
Alimentation Couche-Tard Inc.	141,958	7,085,065
ARC Resources Ltd.	113,812	1,413,777
Cameco Corp.	45,884	1,261,526
Canadian National Railway Co.	63,136	7,525,899
Canadian Natural Resources Ltd.	179,554	10,941,417
Canadian Pacific Kansas City Ltd.	120,815	9,523,594
CCL Industries Inc., Class B, NVS	18,124	852,257
Cenovus Energy Inc.	264,975	4,447,379
Descartes Systems Group Inc. (The)(a)	10,796	855,488
Dollarama Inc.	67,035	4,152,177
Element Fleet Management Corp.	105,177	1,375,603
Enbridge Inc.	156,175	6,209,652
Fairfax Financial Holdings Ltd.	3,291	2,299,826
George Weston Ltd.	6,859	920,980
Gildan Activewear Inc.	16,972	552,685
Hydro One Ltd.(b)	40,237	1,178,436
iA Financial Corp. Inc.	13,892	932,149
Imperial Oil Ltd.	47,563	2,424,402
Intact Financial Corp.	35,597	5,384,544
Ivanhoe Mines Ltd., Class A(a)	53,969	468,049
Loblaw Companies Ltd.	20,208	1,900,657
Metro Inc.	31,692	1,806,293
Nutrien Ltd.	70,650	4,901,202
Pembina Pipeline Corp.	53,794	1,770,832
Restaurant Brands International Inc.	41,582	2,915,052
Ritchie Bros Auctioneers Inc.	17,688	1,012,048
Saputo Inc.	45,332	1,173,744

Security	Shares	Value

Canada (continued)
Suncor Energy Inc.	204,549	$6,404,376
Teck Resources Ltd., Class B	46,019	2,143,602
TFI International Inc.	9,813	1,057,604
Thomson Reuters Corp.	21,527	2,830,756
Tourmaline Oil Corp.	67,226	3,020,295
WSP Global Inc.	15,635	2,063,471
		102,804,837
Denmark — 4.8%
Danske Bank A/S(a)	106,687	2,254,807
Genmab A/S(a)	9,568	3,932,108
Novo Nordisk A/S, Class B	241,339	40,147,792
Tryg A/S	40,979	968,456
		47,303,163
Finland — 0.8%
Nokia OYJ	424,621	1,796,636
Orion OYJ, Class B	21,254	998,366
Sampo OYJ, Class A	60,610	3,073,833
UPM-Kymmene OYJ	71,999	2,296,077
		8,164,912
France — 7.8%
Aeroports de Paris(a)	3,971	631,016
Airbus SE	66,698	9,340,033
AXA SA	190,341	6,212,765
Bollore SE	125,057	844,806
Dassault Aviation SA	4,911	959,697
Edenred	36,254	2,355,554
Engie SA	276,568	4,426,274
EssilorLuxottica SA	23,387	4,630,159
Getlink SE	53,400	998,005
Hermes International	3,911	8,491,076
Ipsen SA	5,311	644,039
Publicis Groupe SA	22,943	1,875,752
Renault SA(a)	29,543	1,097,314
Sodexo SA	14,388	1,541,934
Thales SA	23,166	3,535,210
TotalEnergies SE	444,551	28,406,769
Worldline SA/France(a)(b)	29,283	1,273,890
		77,264,293
Germany — 4.7%
Bayer AG, Registered	82,671	5,455,979
Beiersdorf AG	12,151	1,696,636
Commerzbank AG(a)	190,516	2,117,225
Daimler Truck Holding AG(a)	58,200	1,923,100
Deutsche Boerse AG	24,859	4,740,828
Deutsche Lufthansa AG, Registered(a)	76,115	818,230
Deutsche Telekom AG, Registered	561,779	13,545,489
Hannover Rueck SE	8,292	1,771,661
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	21,319	8,012,265
Rheinmetall AG	8,182	2,396,449
RWE AG	85,118	3,990,863
		46,468,725
Hong Kong — 0.0%
Swire Pacific Ltd., Class A	68,500	543,762

Ireland — 0.8%
AIB Group PLC	186,121	800,428
Bank of Ireland Group PLC	203,859	2,108,496

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Flutter Entertainment PLC, Class DI(a)	25,762	$5,147,701
		8,056,625
Israel — 0.8%
Bank Hapoalim BM	178,765	1,539,987
Bank Leumi Le-Israel BM	162,733	1,289,933
Bezeq The Israeli Telecommunication Corp. Ltd.	489,594	666,546
CyberArk Software Ltd.(a)	3,633	452,672
Elbit Systems Ltd.	4,698	869,692
ICL Group Ltd.	70,173	435,832
Israel Discount Bank Ltd., Class A	136,172	676,754
Mizrahi Tefahot Bank Ltd.	24,299	796,843
Tower Semiconductor Ltd.(a)	18,324	807,939
		7,536,198
Italy — 1.3%
Eni SpA	285,011	4,305,780
Mediobanca Banca di Credito Finanziario SpA	50,368	540,911
Tenaris SA	89,846	1,285,271
UniCredit SpA	349,824	6,931,930
		13,063,892
Japan — 31.6%
Aeon Co. Ltd.	104,700	2,133,995
Ajinomoto Co. Inc.	100,500	3,614,417
ANA Holdings Inc.(a)	26,000	567,139
Astellas Pharma Inc.	248,100	3,737,517
Bandai Namco Holdings Inc.	97,200	2,207,938
Bridgestone Corp.	91,700	3,682,520
Brother Industries Ltd.	37,900	595,229
Canon Inc.	169,900	4,046,567
Capcom Co. Ltd.	35,700	1,341,520
Central Japan Railway Co.	19,100	2,364,554
Chiba Bank Ltd. (The)	84,400	551,134
Dai Nippon Printing Co. Ltd.	32,200	925,624
Dai-ichi Life Holdings Inc.	86,200	1,603,386
Daiichi Sankyo Co. Ltd.	497,100	17,057,790
Daikin Industries Ltd.	30,800	5,594,237
Daito Trust Construction Co. Ltd.	10,200	966,732
Denso Corp.	35,800	2,161,016
Dentsu Group Inc.	26,700	962,130
Disco Corp.	13,900	1,582,587
East Japan Railway Co.	56,400	3,227,298
Eisai Co. Ltd.	53,600	3,092,897
ENEOS Holdings Inc.	453,100	1,611,914
Fast Retailing Co. Ltd.	37,600	8,903,742
Fuji Electric Co. Ltd.	15,700	633,738
Fujitsu Ltd.	14,200	1,892,537
Hamamatsu Photonics KK	21,500	1,139,798
Hankyu Hanshin Holdings Inc.	55,600	1,735,903
Hikari Tsushin Inc.	3,200	436,624
Hirose Electric Co. Ltd.	4,700	634,307
Hitachi Ltd.	136,200	7,533,850
Idemitsu Kosan Co. Ltd.	22,700	483,352
Inpex Corp.	195,000	2,133,894
Isuzu Motors Ltd.	90,200	1,065,173
ITOCHU Corp.	172,900	5,735,933
Itochu Techno-Solutions Corp.	14,100	365,128
Japan Airlines Co. Ltd.	27,000	515,068
Japan Metropolitan Fund Invest	906	663,387
Japan Post Bank Co. Ltd.	56,300	449,587
Japan Post Holdings Co. Ltd.	403,500	3,321,582

Security	Shares	Value

Japan (continued)
Japan Post Insurance Co. Ltd.	30,700	$498,540
Japan Tobacco Inc.	225,500	4,852,054
Kansai Electric Power Co. Inc. (The)	88,500	955,331
KDDI Corp.	282,300	8,812,878
Keisei Electric Railway Co. Ltd.	24,000	846,934
Kintetsu Group Holdings Co. Ltd.	46,900	1,583,216
Kirin Holdings Co. Ltd.	148,500	2,412,429
Konami Group Corp.	8,100	398,552
Kose Corp.	5,100	595,145
Kurita Water Industries Ltd.	16,600	695,687
Kyocera Corp.	51,800	2,718,854
Kyowa Kirin Co. Ltd.	45,000	1,001,312
Lasertec Corp.	9,300	1,265,228
Marubeni Corp.	233,000	3,307,013
Mazda Motor Corp.	68,700	621,700
Mitsubishi Corp.	142,300	5,275,894
Mitsubishi Estate Co. Ltd.	147,200	1,814,137
Mitsubishi HC Capital Inc.	103,600	537,760
Mitsubishi Heavy Industries Ltd.	85,700	3,249,764
Mitsubishi UFJ Financial Group Inc.	1,391,200	8,708,262
Mitsui & Co. Ltd.	250,800	7,829,652
Mitsui Fudosan Co. Ltd.	123,500	2,452,958
Mitsui OSK Lines Ltd.	45,500	1,127,973
Mizuho Financial Group Inc.	318,300	4,614,022
MS&AD Insurance Group Holdings Inc.	59,000	1,936,516
Nexon Co. Ltd.	57,100	1,289,909
Nintendo Co. Ltd.	174,000	7,356,262
Nippon Sanso Holdings Corp.	17,800	321,160
Nippon Steel Corp.	91,400	1,952,067
Nippon Telegraph & Telephone Corp.	255,100	7,784,116
Nippon Yusen KK	43,700	1,033,019
Nissin Foods Holdings Co. Ltd.	9,500	915,914
Nomura Real Estate Holdings Inc.	19,300	480,937
NTT Data Corp.	51,900	704,965
Obayashi Corp.	84,900	707,792
Obic Co. Ltd.	11,800	1,818,087
Olympus Corp.	263,700	4,616,442
Ono Pharmaceutical Co. Ltd.	76,700	1,544,362
Oriental Land Co. Ltd./Japan	135,600	4,798,772
ORIX Corp.	107,800	1,833,950
Osaka Gas Co. Ltd.	53,700	888,262
Otsuka Holdings Co. Ltd.	59,100	2,010,627
Pan Pacific International Holdings Corp.	62,100	1,160,458
Persol Holdings Co. Ltd.	23,700	488,680
Renesas Electronics Corp.(a)	95,100	1,239,386
Resona Holdings Inc.	355,300	1,770,801
Ricoh Co. Ltd.	80,300	664,862
Rohm Co. Ltd.	12,600	948,631
Secom Co. Ltd.	23,600	1,511,202
Seiko Epson Corp.	36,600	559,751
Sekisui Chemical Co. Ltd.	46,600	663,232
Sekisui House Ltd.	93,500	1,922,233
Seven & i Holdings Co. Ltd.	105,800	4,794,585
Shionogi & Co. Ltd.	23,900	1,069,872
Shizuoka Financial Group Inc., NVS	65,800	495,977
SoftBank Group Corp.	178,600	6,697,931
Sompo Holdings Inc.	57,000	2,378,587
Square Enix Holdings Co. Ltd.	15,400	757,820
Subaru Corp.	96,500	1,575,055
Sumitomo Chemical Co. Ltd.	111,700	377,459

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Corp.	138,300	$2,478,731
Sumitomo Electric Industries Ltd.	103,100	1,315,789
Sumitomo Mitsui Financial Group Inc.	202,600	8,280,996
Sumitomo Mitsui Trust Holdings Inc.	52,200	1,881,690
Suntory Beverage & Food Ltd.	18,800	707,733
Suzuki Motor Corp.	59,800	2,085,133
T&D Holdings Inc.	47,300	579,252
Taisei Corp.	32,300	1,098,552
Takeda Pharmaceutical Co. Ltd.	250,700	8,312,995
TDK Corp.	61,300	2,107,426
Terumo Corp.	88,400	2,647,207
TIS Inc.	52,800	1,449,873
Tobu Railway Co. Ltd.	38,800	990,401
Toho Co. Ltd./Tokyo	16,100	639,597
Tokio Marine Holdings Inc.	417,200	8,388,648
Tokyo Electric Power Co. Holdings Inc.(a)	293,300	1,051,602
Tokyo Gas Co. Ltd.	82,500	1,689,850
Tokyu Corp.	78,500	1,108,108
Toppan Inc.	39,500	839,721
Toray Industries Inc.	212,600	1,204,868
Toshiba Corp.	43,300	1,395,116
Toyota Motor Corp.	1,010,700	13,876,935
Toyota Tsusho Corp.	26,600	1,105,690
Trend Micro Inc./Japan	19,800	967,497
USS Co. Ltd.	34,000	571,335
West Japan Railway Co.	39,000	1,690,328
Yakult Honsha Co. Ltd.	35,000	2,632,488
Yamaha Motor Co. Ltd.	40,400	1,047,622
Yokogawa Electric Corp.	34,900	566,804
ZOZO Inc.	15,900	334,605
		311,563,312
Netherlands — 1.4%
Aegon NV	189,647	865,307
JDE Peet’s NV	14,320	435,506
Koninklijke Ahold Delhaize NV	110,259	3,791,217
Koninklijke KPN NV	278,479	1,015,581
NN Group NV	20,370	759,605
OCI NV	19,660	518,048
Wolters Kluwer NV	48,636	6,443,963
		13,829,227
New Zealand — 0.1%
Spark New Zealand Ltd.	255,070	826,465

Norway — 1.1%
Aker BP ASA	34,694	829,388
Equinor ASA	268,591	7,733,007
Kongsberg Gruppen ASA	13,360	600,075
Norsk Hydro ASA	116,227	855,321
Yara International ASA	18,573	747,913
		10,765,704
Portugal — 0.2%
Galp Energia SGPS SA	51,815	626,116
Jeronimo Martins SGPS SA	38,143	962,547
		1,588,663
Singapore — 1.3%
City Developments Ltd.	36,300	189,896
DBS Group Holdings Ltd.	206,700	5,107,548
Jardine Cycle & Carriage Ltd.	16,600	422,781
Keppel Corp. Ltd.	242,900	1,127,878
Security	Shares	Value

Singapore (continued)
Oversea-Chinese Banking Corp. Ltd.	298,800	$2,826,912
Sembcorp Marine Ltd.(a)	4,587,789	427,869
Singapore Airlines Ltd.	123,100	541,429
United Overseas Bank Ltd.	86,200	1,830,712
		12,475,025
Spain — 0.9%
Acciona SA	2,816	521,774
ACS Actividades de Construccion y Servicios SA	35,331	1,214,764
CaixaBank SA	747,574	2,767,225
Corp. ACCIONA Energias Renovables SA	13,095	470,204
EDP Renovaveis SA	22,054	490,209
Naturgy Energy Group SA	15,432	480,495
Repsol SA	182,368	2,678,931
		8,623,602
Sweden — 0.9%
Nordea Bank Abp	407,216	4,523,871
Volvo AB, Class A	25,646	543,083
Volvo AB, Class B	182,111	3,744,330
		8,811,284
Switzerland — 4.5%
ABB Ltd., Registered	149,645	5,398,236
Banque Cantonale Vaudoise, Registered	5,994	630,715
Novartis AG, Registered	224,784	22,994,025
Roche Holding AG, Bearer	3,437	1,163,086
UBS Group AG, Registered	310,079	6,310,903
Zurich Insurance Group AG	16,466	7,985,223
		44,482,188
United Kingdom — 18.6%
AstraZeneca PLC	180,269	26,528,915
Aviva PLC	318,458	1,695,579
BAE Systems PLC	706,402	8,999,548
BP PLC	3,645,218	24,455,747
British American Tobacco PLC	392,452	14,499,451
Bunzl PLC	29,711	1,182,708
Burberry Group PLC	49,309	1,609,544
CNH Industrial NV	99,163	1,395,405
Compass Group PLC	258,603	6,822,196
Glencore PLC	1,514,613	8,940,207
HSBC Holdings PLC	1,556,386	11,217,413
Imperial Brands PLC	222,416	5,505,704
NatWest Group PLC, NVS	673,817	2,219,619
Pearson PLC	158,952	1,768,465
RELX PLC	195,269	6,506,107
Shell PLC	1,334,402	41,003,711
Smiths Group PLC	50,709	1,072,224
Unilever PLC	324,659	18,077,705
		183,500,248
Total Common Stocks — 99.0%
(Cost: $900,062,470)		977,146,518

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	7,195	$764,791

Total Preferred Stocks — 0.1%
(Cost: $623,679)		764,791

Total Long-Term Investments — 99.1%
(Cost: $900,686,149)		977,911,309

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(c)(d)	420,000	420,000

Total Short-Term Securities — 0.1%
(Cost: $420,000)		420,000

Total Investments — 99.2%
(Cost: $901,106,149)		978,331,309

Other Assets Less Liabilities — 0.8%		8,245,742

Net Assets — 100.0%		$986,577,051

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,219,126	$—		$(1,221,927	)(b)	$2,858	$(57)	—	—	$16,414	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares.	190,000	230,000	(b)	—		—	—	420,000	420,000	10,077		—
						$2,858	$(57)	$420,000		$26,491		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	232	06/08/23	$3,516	$139,912
Euro STOXX 50 Index	29	06/16/23	1,383	31,287
FTSE 100 Index	37	06/16/23	3,656	89,374
				$260,573

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
April 30, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$103,693,015	$873,453,503	$—	$977,146,518
Preferred Stocks	—	764,791	—	764,791
Short-Term Securities
Money Market Funds	420,000	—	—	420,000
	$104,113,015	$874,218,294	$—	$978,331,309
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$260,573	$—	$260,573

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares